Income taxes	6 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
Income taxes	Income taxes
Income taxes recognized during the three and six months ended June 30, 2026 and June 30, 2025, comprise:

	Three Months Ended		Six Months Ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
	(in thousands)
Income tax expense / (benefit)	$19,615	$(20,674)	$42,422	$(323)
Total	$19,615	$(20,674)	$42,422	$(323)

The Income tax expense / (benefit) for the three months ended June 30, 2026 is a $19.6 million income tax expense, compared to a $20.7 million benefit for the three months ended June 30, 2025. The Company's effective tax rate for the three months ended June 30, 2026 was 21.3% compared with (11.3)% for the three months ended June 30, 2025, primarily due to the net increase of provisions for uncertain tax positions in the period of $1.9 million (three months ended June 30, 2025: $29.3 million release), and no release of a deferred tax liability related to investments in foreign subsidiaries associated with unremitted earnings (three months ended June 30, 2025: $30.6 million release).

The Income tax expense / (benefit) for the six months ended June 30, 2026 is a $42.4 million income tax expense, compared to a $0.3 million benefit for the six months ended June 30, 2025. The Company's effective tax rate for the six months ended June 30, 2026 was 19.3% compared with (0.1)% for the six months ended June 30, 2025 primarily due to the net increase of provisions for uncertain tax positions in the period of $2.7 million (six months ended June 30, 2025: $27.3 million release), and no release of a deferred tax liability related to investments in foreign subsidiaries associated with unremitted earnings (six months ended June 30, 2025: $30.8 million release).

In the normal course of business, the Company provides for uncertain tax positions and the related interest and adjusts its unrecognized tax benefits and accrued interest accordingly. As at June 30, 2026 the Company maintains a $105.9 million liability (December 31, 2025: $103.3 million) for unrecognized tax benefits, which is comprised of $80.8 million (December 31, 2025: $81.0 million) and $25.1 million (December 31, 2025: $22.3 million) for interest and penalties related to such items. The Company recognizes interest accrued on unrecognized tax benefits as an additional income tax expense.
The Company has analyzed the filing positions in all of the significant jurisdictions where it is required to file income tax returns, as well as open tax years in these jurisdictions. The periods subject to audit by the major tax jurisdictions where the Company does business are the 2015 through 2025 tax years. During such audits, local tax authorities may challenge the positions taken by us in our tax returns.